Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases its Executive and Research & Development offices in Doraville, Georgia. This lease was renewed on January 1, 2012 and was extended through December 31, 2013 at a monthly rental of $6,675. The Company currently leases the offices on a month to month basis.

The Company has the free use of its Administration office in Pasadena, Texas from a related party, on a month-to-month basis.

Legal Issues

The Company, from time to time, may be a party to claims and legal proceedings generally incidental to its business. In the opinion of the management, after consultation with the Company’s legal counsel, there were no legal matters that are likely to have a material adverse effect on the Company’s financial position as of December 31, 2013 and March 31, 2013 and the results of operations or cash flows for the nine months ended December 31, 2013 and 2012.

11. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases its Executive and Research & Development offices in Doraville, Georgia. This lease was renewed on January 1, 2012 and was extended through December 31, 2013 at a monthly rental of $2,818.

The Company has the free use of its Administration office in Pasadena, Texas from a related party, on a month-to-month basis.

Legal Issues

The Company, from time to time, may be a party to claims and legal proceedings generally incidental to its business. In the opinion of the management, after consultation with the Company’s legal counsel, there were no legal matters that are likely to have a material adverse effect on the Company’s financial position as of March 31, 2013 and 2012 and the results of operations or cash flows for the years ended March 31, 2013 and 2012.